Short-term investments (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Short-term investments
Primarily consist of equity investments in public entities the Company receives as consideration during private strategies, managed equities and broker-dealer activities (in thousands $):

	Classification and measurement criteria	Dec. 31, 2025	Dec. 31, 2024

Public equities and share purchase warrants	FVTPL	640	225
Total short-term investments		640	225